Non-Qualified Deferred Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2013
Non-Qualified Deferred Compensation Plan [Abstract]
Schedule of Assets Held in Trust Under NDC Plan

The assets held in the Trust under the NDC Plan as of December 31, 2013 and 2012 are as follows:

	Cost	Gross Cumulative Unrealized Gains	Gross Cumulative Unrealized Losses	Fair Market Value

Cash	$5,000	$-	$-	$5,000